Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	12 Months Ended		13 Months Ended	24 Months Ended	25 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jan. 31, 2024	Feb. 29, 2016	Feb. 29, 2024 [4]	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2025 [4]	Feb. 28, 2018	Feb. 28, 2026 [4]	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
Schwab Fundamental Global Real Estate Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Schwab Fundamental Global Real Estate Index Fund
Accumulated Value	[1],[2]		$ 10,000			$ 11,827.57		$ 12,866.91		$ 13,756.15	$ 13,880.35	$ 14,395.79	$ 15,392.43	$ 12,894.98	$ 12,496.75	$ 14,191.1	$ 16,696.66
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]				MSCI ACWI Index (Net)
Accumulated Value	[4]		10,000			12,207.41		14,501.69		14,379.54	14,938.31	19,457.05	20,976.48	19,243.51	23,698.12	27,266.97	33,862.34
RAFI Fundamental High Liquidity Global Real Estate Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]				RAFI Fundamental High Liquidity Global Real Estate Index (Net)
Accumulated Value		$ 10,000		$ 10,041.9			$ 11,289.7		$ 13,262
Russell RAFI Global Select Real Estate Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]				Russell RAFI™ Global Select Real Estate Index (Net)
Accumulated Value	[4]		10,000			11,822.44		12,835.69		13,650.52	13,647.76	14,183.77	15,157.81	12,614.34	12,150.82	13,611.51	16,147.63
Fundamental Global Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fundamental Global Real Estate Spliced Index
Accumulated Value			10,000			11,822.44		12,835.69		13,650.52	13,647.76	14,183.77	15,157.81	12,614.34	12,150.82	13,634.52	16,016.46
FTSE EPRA Nareit Global Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]				FTSE EPRA Nareit Global Index (Net)
Accumulated Value	[4]		$ 10,000			$ 11,327.32		$ 11,677.36		$ 12,790.43	$ 13,071.39	$ 13,158.75	$ 14,445.65	$ 12,253.15	$ 12,254.46	$ 13,384.12	$ 15,770.53

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[5]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.